PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

Components of other current assets which are included in the prepaid expenses and other current assets are as follows:

	As of December 31,
	2019	2020

Receivable from payment processing agencies (1)	$217	$185
Prepayment to suppliers	967	2,902
Rental deposits and prepaid rents	680	386
Deferred expenses	350	622
Others	1,405	1,081
Total	$3,619	$5,176
(1)

Receivables from payment processing agencies represented cash that had been received from customers but held by the payment processing agencies in the process of reconciliation as of December 31, 2019 and 2020. The receivables were collected by the Group subsequent to the respective year end.